united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22963

Altegris KKR Commitments Master Fund

(Exact name of registrant as specified in charter)

1200 Prospect Street, Suite 400 La Jolla, CA 92037

(Address of principal executive offices) (Zip code)

David P. Mathews, Senior Vice President & General Counsel , Altegris Advisors, L.L.C.

1200 Prospect Street, Suite 400 La Jolla, CA 92037

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 3/31

Date of reporting period: 3/31/16

Item 1. Reports to Stockholders.

altegris TRUSTED ALTERNATIVES. INTELLIGENT INVESTING.

Altegris KKR Commitments Master Fund

Annual Report

March 31, 2016

ADVISED BY:

SUB-ADVISED BY:

StepStone Group LP
4350 LA Jolla Village Drive
Suite 800
San Diego, CA 92122

888.524.9441

www.altegris.com/mutualfunds

Altegris KKR Commitments Master Fund
March 31, 2016

Table of Contents

Consolidated Portfolio of Investments	1
Consolidated Statement of Assets and Liabilities	2
Consolidated Statement of Operations	3
Consolidated Statements of Changes in Net Assets	4
Consolidated Statement of Cash Flows	5
Consolidated Financial Highlights	6
Consolidated Notes to Financial Statements	7
Report of Independent Registered Public Accounting Firm	14
Approval of Advisory Agreement	15
Privacy Notice	19
Supplemental Information (Unaudited)	21

Altegris KKR Commitments Master Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
March 31, 2016

				Unrealized
				Gain/(Loss)	Initial
			% of Net	from	Acquisition
Investments	Cost	Fair Value (a)	Assets	Investments	Date
PRIVATE EQUITY - 87.3%
KKR 2006 Fund (Allstar) L.P. (b) *	$1,756,396	$1,674,810	1.66%	$(81,586)	12/31/2015
KKR 2006 Fund (GDG) L.P. (b) *	1,947,684	2,646,881	2.63%	699,197	12/31/2015
KKR 2006 Fund (Overseas) L.P.	13,139,685	13,806,966	13.71%	667,281	12/31/2015
KKR 2006 Fund (Samson) L.P. *	389,909	428,000	0.42%	38,091	12/31/2015
KKR 2006 Fund L.P.	19,176,290	15,873,791	15.76%	(3,302,499)	12/31/2015
KKR Blue Co-Invest L.P. *	1,902,706	1,938,870	1.93%	36,164	3/1/2016
KKR European Fund III, L.P. *	23,058,552	28,241,163	28.04%	5,182,611	12/31/2015
KKR European Fund IV, L.P. *	515,099	573,839	0.57%	58,740	1/1/2016
KKR North American Fund XI (Brazil A) L.P. *	181,493	—	0.00%	(181,493)	10/29/2015
KKR North American Fund XI (Buckeye) L.P. *	512,206	216,162	0.21%	(296,044)	10/29/2015
KKR North American Fund XI (Indigo) L.P. (b) *	138,177	142,175	0.14%	3,998	12/31/2015
KKR North American Fund XI (Sage) L.P. (b) *	519,017	498,434	0.49%	(20,583)	12/31/2015
KKR North American Fund XI (Wave) L.P. (b) *	1,043,197	1,302,374	1.29%	259,177	12/31/2015
KKR North American Fund XI L.P. *	17,604,416	19,169,396	19.03%	1,564,980	10/29/2015
Salient Solutions LLC *	1,057,149	1,395,436	1.39%	338,287	2/1/2016
TOTAL PRIVATE EQUITY	$82,941,976	$87,908,297	87.29%	$4,966,321

TOTAL INVESTMENTS - 87.3% (Cost - $82,941,976)		$87,908,297
OTHER ASSETS LESS LIABILITIES - 12.7%		12,801,524
NET ASSETS - 100.0%		$100,709,821

*	Non-income producing.

(a)	Securities are restricted to resale.

(b)	These investments is a holding of AKCF LLC - Series A.

See accompanying notes to the financial statements.

Altegris KKR Commitments Master Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
March 31, 2016

ASSETS
Investment securities:
Investments at cost	$82,941,976
Investments at fair value	$87,908,297
Cash	15,884,157
Receivable for Fund shares sold	467,825
Receivable for deffered offering costs	155,343
Prepaid Directors fees	7,162
Prepaid expenses and other assets	45,271
TOTAL ASSETS	104,468,055

LIABILITIES
Subscriptions received in advance	3,527,622
Payable due to Adviser	208,488
Related parties payable	9,523
Accrued expenses and other liabilities	12,601
TOTAL LIABILITIES	3,758,234
NET ASSETS	$100,709,821

Composition of Net Assets:
Paid in capital	$95,360,298
Accumulated net investment gain	143,559
Accumulated undistributed net realized gain on investment	239,643
Net unrealized appreciation of investments	4,966,321
NET ASSETS	$100,709,821

Shares of beneficial interest outstanding [$0 par value]	3,790,416
(15,000,000 Shares authorized)
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$26.57

See accompanying consolidated notes to financial statements.

Altegris KKR Commitments Master Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Period Ended March 31, 2016 (1)

INVESTMENT INCOME
Dividends	$830,227
TOTAL INVESTMENT INCOME	830,227

EXPENSES
Organization expenses	542,595
Advisor fees	518,901
Professional fees	57,165
Administrative services fees	25,159
Accounting services fees	17,392
Custodian fees	10,489
Printing and postage expenses	10,336
Trustees fees and expenses	10,314
Transfer agent fees	3,790
Other expenses	25,767
TOTAL EXPENSES	1,221,908
Less: Expenses reimbursed by the Adviser	(468,049)
Less: Advisor Fees waived	(60,715)

NET EXPENSES	693,144

NET INVESTMENT INCOME	137,083

NET REALIZED AND UNREALIZED GAIN (LOSS) ON OPERATIONS
Capital Gain Distributions from underlying investments	239,643
Net change in unrealized appreciation (depreciation) on investments	4,966,321
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	5,205,964

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,343,047

(1)	The Fund commenced operations on July 31, 2015.

See accompanying consolidated notes to financial statements.

Altegris KKR Commitments Master Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

For the
Period Ended
March 31, 2016 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$137,083
Capital Gain Distributions from underlying investments	239,643
Net change in unrealized appreciation on investments	4,966,321
Net increase in net assets resulting from operations	5,343,047

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	95,266,774

NET INCREASE IN MEMBERS CAPITAL	100,609,821

NET ASSETS
Beginning of Period	100,000
End of Period *	$100,709,821
* Includes accumulated net investment income (loss) of:	$143,559

SHARE ACTIVITY
Shares Sold	3,790,416
Net increase in shares outstanding	3,790,416

(1)	The Fund commenced operations on July 31, 2015.

See accompanying consolidated notes to financial statements.

Altegris KKR Commitments Master Fund
CONSOLIDATED STATEMENT OF CASH FLOWS
For the Period Ended March 31, 2016 (1)

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in net assets resulting from operations	$5,343,047
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Return of capital distributions	901,129
Net change in unrealized appreciation (depreciation)	(4,966,321)
Purchase of investments	(83,843,105)
Increase in receivable for Fund shares sold	(467,825)
Increase in prepaid and other assets	(207,776)
Increase in investment management fee payable	208,488
Increase in accrued expenses and other liabilities	12,601
Increase in affiliated fees	9,523
Net Cash Used in Operating Activities	(83,010,239)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Units issued, including subscriptions received in advance	98,794,396
Payment of Units redeemed, net of payable for Units redeemed	—
Net Cash Provided in Financing Activities	98,794,396

NET INCREASE IN CASH	15,784,157
CASH - BEGINNING OF PERIOD	100,000
CASH - END OF PERIOD	$15,884,157

(1)	The Fund commenced operations on July 31, 2015.

See accompanying consolidated notes to financial statements.

Altegris KKR Commitments Master Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Unit Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Period Ended
March 31, 2016 (1)
Net asset value, beginning of period	$25.00
Gain (Loss) from investment operations:
Net investment gain (loss) (2)	0.05
Net realized and unrealized gain (loss) on investments	1.52
Total from investment operations	1.57
Net asset value, end of period	$26.57
Total return (3,4)	6.28%
Net assets, at end of period (000s)	$100,710
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (5,7)	2.42%
Ratio of net expenses to average net assets (6,7)	1.61%
Ratio of net investment income to average net assets (7)	0.32%
Portfolio Turnover Rate (4)	0%

(1)	The Fund commenced operations on July 31, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	The Advisor voluntary waived $60,715 in Advisory fees. Without this Waiver the Net expenses would have been 1.75%.

(7)	Annualized for periods less than one full year.

See accompanying consolidated notes to financial statements.

Altegris KKR Commitments Master Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2016

1.	ORGANIZATION

Altegris KKR Commitments Master Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the ’’1940 Act’’), as a non-diversified, closed-end management investment company. The Fund was organized as a Delaware statutory trust on April 22, 2014 and did not have any operations from that date until November 14, 2014, other than those relating to organizational matters and registration of its shares under applicable securities law. The Fund commenced operations on July 31, 2015.

Altegris Advisors, L.L.C., (the ’‘Adviser’’) serves as the Fund’s investment adviser.

The Fund will engage in a continuous offering, up to a maximum of 15 million shares of beneficial interest, and will operate as an closed-end fund that will offer to make quarterly repurchases of shares at the Fund’s net asset value (’‘NAV’’). The Fund’s initial offering price is $25.00 per share. The Adviser initially capitalized the Fund on November 14, 2014 at $25.00 per share.

The Fund’s investment objective is to seek long-term capital appreciation. The Fund intends to allocate at least 80% of its assets to private equity investments of any type, sponsored or advised by Kohlberg Kravis Roberts & Co. L.P. or an affiliate (collectively, “KKR”), including primary offerings and secondary acquisitions of interests in alternative investment funds that pursue private equity strategies (“Investment Funds”) and co-investment opportunities in operating companies (“Co-Investment Opportunities”) presented by such KKR Investment Funds or by KKR. However, the Fund may at any time determine to allocate its assets to investments not sponsored, issued by, or otherwise linked to, KKR or its affiliates and to strategies and asset classes not representative of private equity.

Consolidation of a Subsidiary – The consolidated financial statements of the Fund include AKCF LLC (“AKCF”), a limited liability company of which the Fund invest through. AKCF is a wholly-owned subsidiary, therefore all inter-company accounts and transactions have been eliminated.

A summary of the Fund’s investment in AKCF is as follows:

	Inception Date of	AKCF Net Assets at	% of Total Net Assets at
	AKCF	March 31, 2016	March 31, 2016
AKCF	09/18/15	$6,264,674	6.2%

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year then ended. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation –The Fund has adopted valuation procedures pursuant to which it will fair value its interests in Investment Funds and Co-Investment Opportunities. These valuation procedures, which have been approved by the Board of Trustees of the Fund, provide that the valuations determined by the Investment Managers will be reviewed by the Adviser. Such valuation provided by the Investment Manager may be unaudited during the year. The Fund will generally rely on such valuations, which are provided on a quarterly basis, even in instances where an Investment Manager may have a conflict of

Altegris KKR Commitments Master Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2016

interest in valuing the securities. Furthermore, the underlying Investment Funds will typically provide the Adviser with only estimated net asset values or other valuation information on a quarterly basis, and such data will be subject to revision through the end of each Investment Fund’s annual audit. While such information is provided on a quarterly basis, the Fund will provide valuations, and will issue Shares, on a monthly basis.

The Adviser is responsible for developing the Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies and evaluating the overall fairness and consistent application of the valuation policies. A valuation committee comprised of the Fund’s personnel meets monthly, or as needed, to determine the valuation of the Fund’s investments.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2016 for the Fund’s assets and liabilities measured at fair value:

				Investments
Assets *	Level 1	Level 2	Level 3	Valued at NAV	Total
Investments
Private Equity	$—	$—	$—	$87,908,297	$87,908,297

*	Refer to the Portfolio of Investments for industry classification.

The Fund did not hold any Level 3 securities during the current period.

It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” Investment companies are permitted to measure the fair value of certain privately offered investments using the NAV per share of the investment. Measuring the fair value of an investment this way is called using the NAV practical expedient. Prior to the amendments in ASU No. 2015-07, investments valued using the NAV practical expedient were required to be categorized within the fair value hierarchy. The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The Fund is permitted to invest in alternative investments that do not have a readily

Altegris KKR Commitments Master Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2016

determinable fair value and, as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment. The Fund elected to early adopt and retroactively apply ASU 2015-07.

Adjustments to the NAV provided by the Adviser would be considered if the practical expedient NAV was not as of the Fund’s measurement date; it was probable that the alternative investment would be sold at a value materially different than the reported expedient NAV; or it was determined by the Fund’s valuation procedures that the private equity is not being reported at fair value.

A listing of the private equity held by the Fund and their attributes, as of March 31, 2016, that qualify for these valuations are shown in the table below:

						Notice	Redemption
Investment			Unfunded	Remaining	Redemption	Period (In	restrictions
Category	Investment Strategy	Fair Value	Commitments	Life	Frequency *	Days)	Terms **

Private Equity -Buyout	Investments in nonpublic companies; the acquisition of the company uses some percentage of debt.	$86,512,861	$46,447,073	N/A	None	N/A	Liquidity in form of distributions from Investment, before Funds.

Private Equity -Growth Equity	Investments in nonpublic companies; the acquisition of the company that create value through profitable revenue.	$1,395,436	—	N/A	None	N/A	Liquidity in form of distributions from Investment, before Funds.

*	The information summarized in the table above represent the general terms for the specified asset class. Individual investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

**	Distributions from Investment Funds occur at irregular intervals, and the exact timing of distributions from Investment Funds cannot be determined. It is estimated that distributions will occur over the life of the Investment Funds.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Altegris KKR Commitments Master Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2016

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax year ended September 30, 2015 or expected to be taken in the Fund’s September 30, 2016 tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

AKCF is a domestic limited liability company that has elected to be treated as a corporation and will be separately subject to U.S. federal and state income taxes. As of the date of this reporting period, there is no tax liability and therefore no provision for income taxes is required. Management of AKCF has concluded that there are no significant uncertain tax positions for current open tax years that would require recognition in the financial statements. Management is also not aware of any tax positions for which it is reasonably possible that the total amounts of uncertain unrecognized tax benefits will significantly change in the next twelve months.

Cash – Cash includes cash held or deposited in bank accounts. The Fund deposits cash with high quality financial institutions. These deposits are guaranteed by the Federal Deposit Insurance Company up to an insurance limit.

Offering and Organizational Costs – Organizational costs are charged to expense as incurred. Offering costs incurred by the Fund are treated as deferred charges until operations commence and thereafter will be amortized into expense over a 12 month period using the straight line method.

The Fund has incurred $231,909 in organizational costs and had $466,030 in deferred offering costs of which $155,343 of the deferred offering costs remain payable for the period ended March 31, 2016. As of March 31, 2016, all cost incurred by the Fund in connection with its offering are payable by the Adviser. Such expenses paid by the Adviser are subject to reimbursement for the next three years.

Indemnification – The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the period ended March 31, 2016, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to $83,843,105 and $0, respectively.

General Economic and Market Conditions. The value of the Fund’s total net assets should be expected to fluctuate. To the extent that the Fund’s portfolio is concentrated in securities of a single issuer or issuers in a single sector, the risk of any investment decision is increased. An Investment Fund’s use of leverage is likely to cause the Fund’s average net assets to appreciate or depreciate at a greater rate than if leverage were not used.

Private Equity Investments. Private equity is a common term for investments that are typically made in private or public companies through privately negotiated transactions, and generally involve equity-related finance intended to bring about some kind of change in an operating company (e.g., providing growth capital, recapitalizing a company or financing an acquisition). Private equity funds, often organized as limited partnerships, are the most common vehicles for making private equity investments, although the Fund may also co-invest directly in an operating company in conjunction with an Investment Fund. The investments held by private equity funds and Co-Investment Opportunities made by the Fund involve the same types of risks associated with an investment in any operating company. However, securities of private equity funds,

Altegris KKR Commitments Master Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2016

as well as the underlying companies these funds invest in, tend to be more illiquid, and highly speculative. Private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Depending on market conditions, however, the availability of such financing may be reduced dramatically, limiting the ability of private equity funds to obtain the required financing or reducing their expected rate of return.

Illiquidity of Investment Fund Interests. There is no regular market for interest in Investment Funds, which typically must be sold in privately negotiated transactions. Any such sales would likely require the consent of the applicable Investment Fund and could occur at a discount to the stated net asset value. If the Advisers determine to cause the Fund to sell its interests in an Investment Fund, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time.

4.	INVESTMENT ADVISORY AGREEMENT, TRANSACTIONS WITH AFFILIATES AND OTHER FEES

The Fund pays the Adviser, a monthly fee of 0.10% (1.20% on an annualized basis) of the Fund’s month-end net asset value (the “Management Fee”). The Management Fee is an expense paid out of the Fund’s net assets and is computed based on the value of the net assets of the Fund as of the close of business on the last business day of each month (including any assets in respect of Shares that will be repurchased as of the end of the month). The Management Fee is in addition to the asset-based fees and incentive fees paid by the Investment Funds to the Investment Managers and indirectly paid by investors in the Fund. The Adviser pays the Sub-Adviser a monthly fee of 0.030833% (0.37% on an annualized basis) of the month-end net asset value of the Fund’s private equity investments. Pursuant to the agreement, the Fund accrued $518,901 in management of which $60,715 was voluntary waived for the period ended March 31, 2016.

The Adviser has contractually entered into an “Expense Limitation and Reimbursement Agreement” with the Fund for a two-year term beginning on the Initial Closing Date and ending on the two year anniversary thereof (the “Limitation Period”) to limit the amount of “Specified Expenses” (as described herein) borne by the Fund during the Limitation Period to an amount not to exceed 0.55% per annum of the Fund’s net assets (the “Expense Cap”). “Specified Expenses” is defined to include all expenses incurred in the business of the Fund, provided that the following expenses are excluded from the definition of Specified Expenses: (i) the Management Fee and underlying Investment Fund expenses (including contribution requirements for investments, expenses and management fees); (ii) interest expense and any other expenses incurred in connection with the Fund’s credit facility; (iii) expenses incurred in connection with secondary offerings and Co-Investment Opportunities and other investment-related expenses of the Fund; (iv) taxes; and (v) extraordinary expenses. The Adviser may extend the Limitation Period for the Fund on an annual basis. To the extent that Specified Expenses for any month exceed the Expense Cap, the Adviser will reimburse the Fund for expenses to the extent necessary to eliminate such excess. To the extent that the Adviser bears Specified Expenses, it is permitted to receive reimbursement for any expense amounts previously paid or borne by the Adviser, for a period not to exceed three years from the date on which such expenses were paid or borne by the Adviser, even if such reimbursement occurs after the termination of the Limitation Period, provided that the Specified Expenses have fallen to a level below the Expense Cap and the reimbursement amount does not raise the level of Specified Expenses in the month the reimbursement is being made to a level that exceeds the Expense Cap. For the period ended March 31, 2016, the Adviser reimbursed expenses in the amount of $468,049 and is subject to recapture until March 31, 2019.

The Fund is offering on a continuous basis up to 15 million shares of beneficial interest. Altegris Investments, L.L.C. acts as the distributor of the Shares (the “Distributor”).

Gemini Fund Services, LLC (“GFS”)

GFS, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to the servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Altegris KKR Commitments Master Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2016

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.

5.	REPURCHASES OF SHARES

No Shareholder has the right to require the Fund to redeem his, her or its Shares. The Fund may from time to time offer to repurchase Shares pursuant to written tenders by Shareholders. Share repurchases will not commence for at least two full calendar years following commencement of Fund operations. Beginning in the third year, the Adviser will recommend to the Board (subject to its discretion) that the Fund offer to repurchase Shares from Shareholders on a quarterly basis (commencing at close of the next fiscal quarter following the second anniversary of the Fund’s launch of operations), in an amount not to exceed 5% of the Fund’s net asset value.

Upon commencement of the Share repurchase program in the third year of Fund operations, any repurchase of Shares from a Shareholder which were held for less than one year (on a first-in, first-out basis) will be subject to an “Early Repurchase Fee” equal to 2% of the net asset value of any Shares repurchased by the Fund that were held for less than one year. If an Early Repurchase Fee is charged to a Shareholder, the amount of such fee will be retained by the Fund.

6.	TAX COMPONENTS OF CAPITAL

The Fund’s tax year end is September 30, 2015, as such, the information in this section is as of the Fund’s tax year end.

The Fund did not have distributions for the tax year ended September 30, 2015.

As of September 30, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$—	$—	$—	$(14,015)	$(7,635)	$—	$(21,650)

The difference between book basis and tax basis accumulated ordinary income/(loss) and other book/tax differences are primarily attributable to the unamortized portion of organization expenses for tax purposes.

Late year losses incurred after December 31 within the tax year end are deemed to arise on the first business day of the following tax year. The Fund incurred and elected to defer such late year losses of $7,635.

Permanent book and tax differences, primarily attributable to non-deductible expenses, resulted in reclassification for the tax year ended September 30, 2015 as follows:

	Undistributed Net	Accumulated
	Investment Income	Net Realized
Paid In Capital	(Loss)	Gains (Loss)
$(6,476)	$6,476	$—

These reclassifications had no effects on net assets.

Altegris KKR Commitments Master Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2016

The cost of investments for federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedule K-1. The Fund has not yet received all such Schedule K-1s for the year ended December 31, 2015 (the underlying Investment Funds’ year-end); therefore, the tax basis of investments for 2015 will not be finalized by the Fund until after the fiscal year end.

7.	SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements other than the following. The Fund intends to reclassify all of its outstanding common shares to Class I shares and merge the assets of Altegris KKR Commitments Fund into a secondary class, Class A. When approved by the Board, the Fund shall provide notice to the Fund’s shareholders and other appropriate parties regarding this Plan of reorganization.

Deloitte & Touche LLP
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Suite 1200
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USA
Tel: +1 714 436 7100
Fax: +1 714 436 7200
www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Altegris KKR Commitments Master Fund:

We have audited the accompanying consolidated statement of assets and liabilities of Altegris KKR Commitments Master Fund (the “Fund”), including the consolidated portfolio of investments, as of March 31, 2016, and the related consolidated statements of operations, changes in net assets, cash flows and financial highlights for the period July 31, 2015 (commencement of operations) to March 31, 2016. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and investments owned as of March 31, 2016, by correspondence with the custodian and underlying investment fund managers and advisers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Altegris KKR Commitments Master Fund as of March 31, 2016, the results of its operations, changes in net assets, cash flows, and financial highlights for the period July 31, 2015 (commencement of operations) to March 31, 2016, in conformity with accounting principles generally accepted in the United States of America.

May 27, 2016

Member of Deloitte Touche Tohmatsu Limited

Altegris KKR Commitments Master Fund
APPROVAL OF INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMNTS
March 31, 2016

Approval of Investment Advisory Agreement

At a meeting held on September 12, 2014 (the “Meeting”), the Board of Trustees (the “Board”) of Altegris KKR Commitments Master Fund (formerly, Altegris KKR Private Equity Master Fund)(the “Master Fund”), including each of the trustees that are not “interested persons” of the Master Fund (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the approval of an investment advisory agreement (the “Advisory Agreement”) between Altegris Advisors, LLC (“Altegris” or the “Adviser”) and the Master Fund.

In connection with the Board’s consideration of the Advisory Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (a) a description of the Adviser’s investment management personnel; (b) an overview of the Adviser’s operations and financial condition; (c) a comparison of the Fund’s proposed advisory fee and estimated overall expenses with those of comparable closed end investment funds registered under the 1940 Act; (d) the anticipated level of profitability from the Adviser’s fund-related operations; (e) the compliance policies and procedures of the Adviser, including policies and procedures for personal securities transactions; and (f) information regarding the historical performance of other 1940 Act registered funds managed by the Adviser.

Matters considered by the Board in connection with its approval of the Advisory Agreement included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Altegris related to the proposed Advisory Agreement with the Master Fund, including the proposed Advisory Agreement, a description of the manner in which investment decisions are to be made and executed, a review of the financial condition of Altegris, an overview of the personnel that would perform services for the Master Fund, a certification from Altegris that it had adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b), Altegris’ Form ADV, and other compliance policies and procedures pertaining to Altegris. In reaching their conclusions, the Trustees considered that Altegris’ personnel have experience managing other registered investment companies that utilize multiple types of alternative strategies, as well as other forms of pooled investment vehicles and unregistered funds, and have experience in managing and overseeing the effective operation of sub-advisers and other service providers. The Board further considered that Altegris will delegate certain investment research responsibilities to a sub-adviser, and reviewed Altegris procedures for monitoring and evaluating the Fund’s portfolio construction and performance. The Board also noted that Altegris had assessed the key risks associated with the Master Fund’s principal investment strategies and underlying investments, and were satisfied that Altegris was taking adequate measures to mitigate such risks. The Board then concluded that Altegris had sufficient quality and depth of personnel, resources, management experience and compliance policies and procedures to perform its duties under the proposed Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Altegris to the Master Fund were satisfactory.

Performance. The Board considered that the Master Fund is newly formed and as such does not have a record of prior performance to submit at the Meeting. The Board noted that Altegris has investment management experience for various other alternative investment portfolios and noted that Altegris’ other mutual funds offer varied, sophisticated investment strategies and generally allocate certain research and trading functions to one or more sub-advisers. The Board reviewed the investment objective and performance of Altegris’ other mutual funds for one year, three year and since inception periods ended June 30, 2014. The Board considered that, generally, the performance of the mutual funds advised by Altegris was positive and comparable to the benchmark returns for each such fund. The Board concluded that, based on the performance of Altegris’ other investment portfolios, that Altegris’ performance with respect to the Master Fund was expected to be satisfactory and Altegris was expected to obtain an acceptable level of investment returns for shareholders.

Altegris KKR Commitments Master Fund
APPROVAL OF INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMNTS (continued)
March 31, 2016

Fees and Expenses. As to the costs of the services to be provided and profits to be realized by Altegris, the Board considered a comparison of the Master Fund’s proposed advisory fee and estimated overall expenses to those of certain peer funds with similar investment objectives and strategies (“Peer Group”), noting that the number of peer funds directly comparable to the Master Fund was limited. The Board considered that Altegris proposed to charge an advisory fee of 1.20% of the Master Fund’s average net assets. The Board considered that the proposed advisory fee is within the range or equal to the advisory fees reflected in the Peer Group. The Board also noted that the Master Fund’s overall estimated expenses were expected to be lower than the range of the Peer Group, taking into account that the net expenses reported by the Peer Group were inclusive of the estimated acquired fund fees and expenses attributable to the underlying private investment funds held by the funds in the Peer Group. The Board also considered that Altegris has agreed to reimburse the Master Fund in order to limit certain of the Master Fund’s annual operating expenses, exclusive of the advisory fee, investment-related expenses and extraordinary expenses, to 0.55% of the Master Fund’s average daily net assets. The Board concluded that the proposed contractual advisory fee to be paid to Altegris was fair and reasonable and that the overall expense ratio was acceptable in light of these factors. The Trustees further noted that, based on (i) the extensive discussions conducted earlier during the Meeting regarding the proposed roles of Altegris as the discretionary investment adviser and Stepstone as a non-discretionary sub-adviser; and (ii) its determination detailed below that the fees of Stepstone are reasonable with respect to the services to be provided, the split of the total advisory fee between Altegris and Stepstone was reasonable in light of the services provided by each.

Profitability. The Board considered Altegris’ anticipated profitability and whether these profits are reasonable in light of the services proposed to be provided to the Master Fund and the Master Fund’s projected growth. The Board reviewed an estimated profitability analysis prepared by Altegris and concluded that, based on the Master Fund’s expected asset levels during its first two years of operations and the estimated costs of managing the Master Fund, they were satisfied that Altegris’ anticipated level of profitability from its relationship with the Master Fund would not be excessive during the Master Fund’s start-up phase.

Economies of Scale. The Board considered whether Altegris would realize economies of scale with respect to its management of the Master Fund. The Trustees considered the estimated profitability analysis included in the Board Materials, and considered that while expenses of managing the Master Fund as a percentage of assets under management are expected to decrease as the Master Fund’s assets grow, based on the initial asset levels of the Master Fund of a minimum of $25 million at inception and projected asset levels during the initial term of the Advisory Agreement, economies of scale was not a relevant consideration at this time. The Trustees noted that Altegris would revisit whether economies of scale exist in the future once the Master Fund has achieved sufficient scale.

Conclusion. The Chairman of the Board reported that the Board, having requested and received such information from Altegris as it believed reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and assisted by the advice of independent counsel, and having been advised by independent counsel that the Independent Trustees had appropriately considered and weighed all relevant factors, determined that approval of the Advisory Agreement for an initial two-year term is in the best interests of the Master Fund and its future shareholders. In considering the proposed Advisory Agreement, the Board did not identify any one factor as all important and each Trustee may have individually given weight to separate factors.

Approval of Sub-Advisory Agreement

At the Meeting, the Board also considered the proposed subadvisory agreement (the “Subadvisory Agreement”) among Altegris, Stepstone Group, LP (“Stepstone” or the “Sub-Adviser”) and the Master Fund.

In connection with the Board’s consideration of the Subadvisory Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (a) a description of the Sub-Adviser’s investment management personnel; (b) an overview of the Sub-Adviser’s operations and financial condition; (c) the anticipated level of profitability from the Sub-Adviser’s fund-related operations; (d) the compliance policies and

Altegris KKR Commitments Master Fund
APPROVAL OF INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMNTS (continued)
March 31, 2016

procedures of the Sub-Adviser and (e) information regarding the performance of mandates and separately managed accounts advised by the Sub-Adviser that are conceptually similar to the Master Fund’s proposed portfolio construction.

Matters considered by the Board in connection with its approval of the Sub-Advisory Agreement included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Stepstone related to the proposed Subadvisory Agreement to be entered into with Altegris and the Master Fund, including the proposed Subadvisory Agreement, Stepstone’s Form ADV, a description of the manner in which investment decisions are made and executed, a review of the professional personnel that would perform services for the Master Fund, including the team of individuals that primarily monitor and execute the investment process, and a certification from Stepstone that it had adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and that it had adopted procedures reasonably necessary to prevent Access Persons from violating such Codes of Ethics. In reaching their conclusions, the Trustees considered the experience and qualifications of Stepstone’s portfolio management team, the structure of the investment processes utilized by Stepstone in making investment recommendations for each of the types of securities to be purchased by the Master Fund, the success of Stepstone in creating and managing private equity portfolios across various types of strategies, the structure and experience of Stepstone’s compliance personnel and Stepstone’s practices for monitoring compliance with the Master Fund’s investment limitations. The Board then concluded that Stepstone had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures to perform its duties under the proposed Subadvisory Agreement and that the nature, overall quality and extent of the management services to be provided by Stepstone to Altegris and the Master Fund were satisfactory.

Performance. The Board reviewed the performance of separately managed accounts of Stepstone that include investments in similar types of private equity funds proposed to be held by the Master Fund, including primary, secondary an co-investment opportunities, taking into account that Stepstone does not generally manage its separately managed accounts in such a manner as to focus primarily on a single underlying manager in the same manner that the Master Fund will invest in private Investment Funds sponsored by or affiliated with Kohlberg Kravis Roberts & Co. L.P. or an affiliate. The Trustees noted that the one, three five and since inception returns of Stepstone’s separately managed accounts as of December 31, 2013 were positive, as were Stepstone’s aggregate net performance for the same periods. The Board concluded that, based on Stepstone’s in-person presentations and the professionalism, experience and qualifications of Stepstone’s portfolio management team, Stepstone was expected to obtain an acceptable level of investment returns for shareholders.

Fees and Expenses. The Board then discussed the proposed fees to be paid to Stepstone. The Board considered that the subadvisory fee was the product of an arms-length negotiation between Stepstone and Altegris that took into account a competitive fee structure for the Master Fund as well as the fact that the services rendered by Stepstone under the Subadvisory Agreement are complementary to Stepstone’s current advisory services. The Trustees also considered that other funds in the Master Fund’s Peer Group did not employ sub-advisers. The Board concluded that Stepstone’s sub-advisory fees were acceptable in light of the quality of the services Altegris and the Master Fund expected to receive from Stepstone.

Profitability. The Board considered Stepstone’s anticipated profitability and whether these profits are reasonable in light of the services proposed to be provided to the Master Fund and the Master Fund’s projected growth. The Board reviewed an estimated profitability analysis prepared by Stepstone and concluded that, based on the Master Fund’s expected asset levels during its first two years of operations and the estimated costs of managing the Master Fund, they were satisfied that Stepstone’s anticipated level of profitability from its relationship with the Master Fund would not be excessive during the Master Fund’s start-up phase.

Altegris KKR Commitments Master Fund
APPROVAL OF INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMNTS (continued)
March 31, 2016

Economies of Scale. The Board considered whether there will be economies of scale with respect to the management of the Master Fund and whether there is potential for realization of any further economies of scale. After discussion, it was the consensus of the Board that economies of scale with respect to Stepstone was not a relevant consideration at this time.

Conclusion. The Chairman of the Board reported that the Board, having requested and received such information from Stepstone as it believed reasonably necessary to evaluate the terms of the proposed Subadvisory Agreement, and assisted by the advice of independent counsel, and having been advised by independent counsel that the Independent Trustees had appropriately considered and weighed all relevant factors, determined that approval of the Subadvisory Agreement for an initial two-year term is in the best interests of the Master Fund and its future shareholders. In considering the proposed Subadvisory Agreement, the Board did not identify any one factor as all important and each Trustee may have individually given weight to separate factors.

PRIVACY NOTICE

What does Altegris KKR Commitments Master Fund (the “Fund”) do with your personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●         Social Security number and wire transfer instructions.

●         Account transactions and transaction history.

●         Investment experience and purchase history.

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes To offer our products and services to you	NO	We don’t share
For joint marketing with other financial companies	NO	We don’t share
For our affiliates’ everyday business purposes Information about your transactions and records	NO	We don’t share
For our affiliates’ everyday business purposes Information about your creditworthiness	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share
Questions?	Call 1-888-524-9441

What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your non-public personal information.

How does the Fund collect my personal information?

We collect your personal information, for example, when you.

●     Open an account or deposit money.

●     Direct us to buy securities or direct us to sell your securities.

●     Seek advice about your investments.

We also collect your personal information from others, such as credit bureaus, affiliates or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     Sharing for affiliates’ everyday business purposes — information about your creditworthiness.

●     Affiliates from using your information to market to you.

●     Sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● The Fund does not share with our affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● The Fund does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ● The Fund doesn’t jointly market.

Altegris KKR Commitments Master Fund

SUPPLEMENTAL INFORMATION (Unaudited)

March 31, 2016

The Trustees of the Fund, their ages, addresses, positions held, lengths of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee and other directorships, if any, held by the Trustees, are shown below. The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Adviser and any registered funds that have an adviser that is an affiliate of the Adviser.

Name, Age and Address	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen in Fund Complex	Other Trusteeships/Directorships Held Outside the Fund Complex**

Independent Trustees

Mark Garbin (65) c/o Altegris KKR Commitments Master Fund 1200 Prospect Street Suite 400 La Jolla, CA 92037	Trustee	Indefinite Length – Since Inception	Managing Principal, Coherent Capital Management LLC (since 2008)	1	Trustee of Forethought Variable Insurance Trust (since 2013) , Northern Lights Fund Trust (since 2013), Northern Lights Variable Trust (since 2013), Two Roads Shared Trust (since 2012), and Independent Director of Oak Hill Advisors Mortgage Strategies Fund (offshore), Ltd. (since 2014)

Mark D. Gersten (65) c/o Altegris KKR Commitments Master Fund 1200 Prospect Street Suite 400 La Jolla, CA 92037	Trustee	Indefinite Length – Since Inception	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985-2011)	1	Trustee of Schroder Global Series Trust (since 2012), Northern Lights Fund Trust (since 2013), Northern Lights Variable Trust (since 2013), Two Roads Shared Trust (since 2012), Ramius Archview Credit and Distressed Fund (since 2015)

Neil M. Kaufman (55) 1111 Marcus Avenue, Suite 107 Lake Success, NY 11042	Trustee	Indefinite Length – Since Inception	Partner, Abrams, Fensterman, Eisman, Formato, Ferrara & Wolf, LLP (since 2010); Partner, Davidoff Malito & Hutcher LLP (2004-2010)	1	Director of Financial Executives International – Long Island Chapter (since 2006) and Composite Prototyping Center (since 2014), and Trustee of Two Roads Shared Trust (since 2012)

Anita K. Krug (47) University of Washington School of Law William H. Gates Hall, Box 353020 Seattle, WA 98195	Trustee	Indefinite Length – Since Inception	Associate Professor, University of Washington School of Law (since 2014); Assistant Professor, University of Washington School of Law (since 2010); Partner, Howard Rice, P.C. (2007-2010); Associate, Howard Rice, P.C. (2007-2010)	1	Trustee of Two Roads Shared Trust (since 2012), and Centerstone Investors Trust (since 2016)

*	Each Trustee serves an indefinite term, until his or her successor is elected.

**	This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

Altegris KKR Commitments Master Fund

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

March 31, 2016

The Trustee who is affiliated with the Adviser or affiliates of the Adviser (as set forth below) and his age, address, positions held, length of time served, his principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by the Interested Trustee and the other directorships, if any, held by the Interested Trustee, are shown below.

				Number of
			Principal	Portfolios	Other
Name, Age and Address	Position(s) Held with Registrant	Length of Time Served*	Occupation(s) During Past 5 Years	Overseen in Fund Complex	Trusteeships/Directorships Held Outside the Fund Complex**

Interested Trustee

Steven Spiegel (71) Aquiline Holdings LLC 553 Madison Avenue New York, NY 10022	Trustee	Indefinite Length – Since Inception	Partner, Aquiline Holdings LLC (since 2005)	1	None

*	Each Trustee serves an indefinite term, until his or her successor is elected.

**	This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

The executive officers of the Fund, their ages, addresses, positions held, lengths of time served and their principal business occupations during the past five years are shown below.

Name, Age and Address	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years

Officers

Lynn Bowley (57) c/o Altegris KKR Commitments Master Fund 1200 Prospect Street Suite 400 La Jolla, CA 92037	Chief Compliance Officer	Indefinite Length – Since Inception	Senior Compliance Officer, Northern Lights Compliance Services, LLC (since 2007)

David P. Mathews (52) c/o Altegris KKR Commitments Master Fund 1200 Prospect Street Suite 400 La Jolla, CA 92037	Secretary	Indefinite Length – Since Inception	General Counsel, Chief Compliance Officer of Brokerage Affiliate, Altegris Group of Companies (since 2005); Chief Compliance Officer of Registered Investment Advisory and CPO Affiliates, Altegris Group of Companies (2010 – 2013, 2016)

Kenneth I. McGuire (57) c/o Altegris KKR Commitments Master Fund 1200 Prospect Street Suite 400 La Jolla, CA 92037	Treasurer and Principal Accounting Officer	Indefinite Length – Since Inception	Chief Operating Officer, Altegris Group of Companies (since 2009); Executive Vice President, Managing Director, Altegris Group of Companies (2009 – 2014); Co-President (2015) and President (2016) of Registered Investment Advisory and CPO Affiliates, Altegris Group of Companies (since 2015)

Jack Rivkin (75) c/o Altegris KKR Commitments Master Fund 1200 Prospect Street Suite 400 La Jolla, CA 92037	President	Indefinite Length – Since 2016	Chief Executive Officer and Chief Investment Strategist, Altegris Group of Companies (since 2016); Chief Investment Officer, Altegris Advisors, L.L.C. and Altegris Clearing Solutions, L.L.C. (2013 – 2015); Executive Adviser, Aquiline Capital Partners (2013).

*	Each officer serves an indefinite term, until his or her successor is elected.

Altegris KKR Commitments Master Fund

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

March 31, 2016

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-772-5838 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-772-5838.

INVESTMENT ADVISOR
Altegris Advisors, L.L.C.
1200 Prospect Street, Suite 400
La Jolla, CA 92037

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

altegris

TRUSTED ALTERNATIVES. INTELLIGENT INVESTING.

www.altegris.com/mutualfunds

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2016 - $50,000

(b)	Audit-Related Fees

2016 - None

(c)	Tax Fees

2016 - $15,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2016 - None

(e) (1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
2016
Audit-Related Fees:	100%
Tax Fees:	100%
All Other Fees:	100%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2016 - $15,000

(h) The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Altegris KKR Commitments Master Fund

By (Signature and Title)

/s/ Jack Rivkin

Jack Rivkin, President/Principal Executive Officer

Date 6/9/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

Jack Rivkin

Jack Rivkin, President/Principal Executive Officer

Date 4/9/16

By (Signature and Title)

/s/Ken McGuire

Ken McGuire, Treasurer/Principal Financial Officer

Date 6/9/16